July 14, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       Investment Managers Series Trust (filing relates to Advisory Research MLP & Energy Infrastructure Fund)
(File Nos. 333-122901 and 811-21719)

Ladies and Gentlemen:

On behalf of our client, Investment Managers Series Trust (the “Registrant”), we are filing Post-Effective Amendment No. 532 to the Trust’s Registration Statement under the Securities Act of 1933, as amended, on Form N-1A, including exhibits thereto (the “Amendment”). The filing relates to the Advisory Research MLP & Energy Infrastructure Fund series of the Registrant (the “Fund”).

The attached Amendment is being filed for the purpose of completing non-material information contained in the Prospectus and Statement of Additional Information for the Fund and responding to comments provided by the staff of the Commission regarding the Registrant’s filing of Post-Effective Amendment No. 524 to the Registration Statement.

Please feel free to contact me at (714) 830-0679 or Michael Glazer at (213) 680-6646.

Sincerely,

/s/ Laurie A. Dee
Laurie A. Dee